UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2007
                                                 --------------

Check here if Amendment [X];   Amendment Number:       One
                                                 --------------

         This Amendment (check only one):   [  ] is a restatement
                                            [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:      MB Investment Partners, Inc.
           ----------------------------------
Address:   825 Third Avenue
           ----------------------------------
           New York, NY 10022
           ----------------------------------

Form 13F File Number: 28-04079
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Charles J. Daly
          ------------------------------------
Title:    Chief Compliance Officer
          ------------------------------------
Phone:    617-757-7609
          ------------------------------------

Signature, Place and Date of Signing

   /s/ Charles J. Daly         Boston, MA                August 7, 2007
------------------------   ------------------------    ---------------------
       Charles J. Daly         [City, State]                 [Date]
       [Signature]


Report Type (Check only one)
----------------------------

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers:               0
                                            -----------
Form 13F Information Table Entry Total:         146
                                            -----------
Form 13F Information Table Value Total:       505,469
                                            -----------
                                            (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

MB INVESTMENT PARTNERS
FORM 13F
Master
30-June-07

                                                                                                               Voting Authority
                                                                                                               ----------------
                              Title                    Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer               of class     CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers    Sole      Shared   None
-------------------------    --------   ---------    --------   -------   ---  ----  -------  --------    ----      ------   ----

3M Co Com                       COM      88579Y101     2415       27830    SH          Sole                 8900             18930
                                                         22         250    SH          Other                                   250
AT&T Inc Com                    COM      00206R102      617       14861    SH          Sole                                  14861
Abbott Labs                     COM      002824100     2574       48070    SH          Sole                38400              9670
Allergan Inc                    COM      018490102     3095    53698.89    SH          Sole             29180.89             24578
Altera Corp Com                 COM      021441100     1775       80210    SH          Sole                63915             16295
Altria Group Inc                COM      02209S103      450        6416    SH          Sole                 2500              3916
                                                        210        3000    SH          Other                                  3000
American Express                COM      025816109     5791       94660    SH          Sole                12375             82285
American Intl Gp                COM      026874107    16998      242723    SH          Sole                69216            173597
                                                        477        6815    SH          Other                                  6815
Americredit Corp                COM      03060R101     2780      104700    SH          Sole                46025             58675
                                                        149        5600    SH          Other                                  5600
Amgen                           COM      031162100      230        4152    SH          Sole                                   4152
Apache Corp                     COM      037411105     4453    54576.44    SH          Sole             22086.44             32550
Automatic Data                  COM      053015103    11347      234094    SH          Sole                65135            169094
                                                         24         500    SH          Other                                   500
Bank Of America Corp            COM      060505104      330        6740    SH          Sole                  800              5940
Bank Of New York                COM      064057102     2118       51100    SH          Sole                 1600             49500
Becton Dickinson & Co           COM      075887109      772       10368    SH          Sole                                  10368
Berkshire Hath B                COM      084670207     2253         625    SH          Sole                                    625
Berkshire Hathaway Inc Cl A     COM      084670108      876           8    SH          Sole                                      8
Bj Svcs Co Com                  COM      055482103      685       24075    SH          Sole                15425              8650
Bp Plc Adr                      COM      055622104     2810       38952    SH          Sole                 4575             34377
                                                         29         400    SH          Other                                   400
Bristol Myers Squibb            COM      110122108     2984       94550    SH          Sole                58440             36110
                                                        126        4000    SH          Other                                  4000
CVS Caremark Corp               COM      126650100    10075    276412.8    SH          Sole             74282.79            202430
Cameco Corp Com                 COM      13321l108      392        7728    SH          Sole                                   7728
Carnival Corp                   COM      143658300     2864       58723    SH          Sole                39300             19523
Celgene                         COM      151020104     2506       43715    SH          Sole                26140             17625
Central Fd Cda Ltd Cl A         COM      153501101      109       12000    SH          Sole                                  12000
Cheesecake Factory              COM      163072101     2258       92080    SH          Sole                43685             48495
Chevron Corp New                COM      166764100     2630       31224    SH          Sole                                  31224
Cisco Sys Inc                   COM      17275R102    15430      554046    SH          Sole               142525            411971
                                                         28        1000    SH          Other                                  1000
Citigroup Inc                   COM      172967101    17820      347445    SH          Sole                75554            271991
                                                        270        5273    SH          Other                                  5273
Citrix Sys Inc                  COM      177376100     3551      105450    SH          Sole                59800             45765
Coach Inc                       COM      189754104      570       12020    SH          Sole                                  12020
Coca Cola Co                    COM      191216100     3124       59730    SH          Sole                11500             48230
Colgate-Palmolive Co            COM      194162103     3922       60480    SH          Sole                20650             39830
                                                        441        6800    SH          Other                                  6800
Comcast Cl A                    COM      20030N101     3317      117968    SH          Sole                87326             30867
                                                          3         103    SH          Other                                   103



                                                                                                               Voting Authority
                                                                                                               ----------------
                              Title                    Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer               of class     CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers    Sole      Shared   None
-------------------------    --------   ---------    --------   -------   ---  ----  -------  --------    ----      ------   ----

Conocophillips Com              COM      20825C104      773        9848    SH          Sole                 3600              6248
Consumer Discretionary ETF      COM      81369Y407     6211      157924    SH          Sole                                 157924
Costco Companies                COM      22160k105     1308       22350    SH          Sole                 1200             21150
Covidien Ltd Com                COM      G2552X108      338        7850    SH          Sole                 1250              6600
Crown Castle                    COM      228227104     4714      129957    SH          Sole                79520             50612
DJ Us Healthcr ETF              COM      464287762     3588       51600    SH          Sole                                  51600
Disney Walt Co                  COM      254687106      526       15400    SH          Sole                                  15400
Du Pont E I De Nemours          COM      263534109       31         600    SH          Sole                                    600
                                                        214        4200    SH          Other                                  4200
EMC Corp                        COM      268648102     5173      285795    SH          Sole               139525            146570
Eli Lilly                       COM      532457108      266        4768    SH          Sole                                   4768
Emerson Electric                COM      291011104     2892       61800    SH          Sole                21700             40100
                                                         23         500    SH          Other                                   500
Energy Select Sector ETF        COM      81369Y506     9841      142650    SH          Sole                                 142650
Exxon Mobil Corp                COM      30231G102    24795      295605    SH          Sole                17606            277999
                                                         42         500    SH          Other                                   500
Fedex Corp Com                  COM      31428X106     2922       26330    SH          Sole                 1700             24630
Financial Sector ETF            COM      81369Y605     3348       92545    SH          Sole                  100             92545
General Elec Co                 COM      369604103    21997    574641.2    SH          Sole               111168          463673.2
                                                         31         800    SH          Other                                   800
Glaxosmithkline                 COM      37733W105     1579       30149    SH          Sole                10800             19349
Global Crossing Ltd Com         COM      G3921A100        0       50000    SH          Sole                                  50000
Goldman Sachs                   COM      38141G104     8898       41054    SH          Sole                 9675             31399
Health Care Select Spdr         COM      81369Y209     7751      219522    SH          Sole                                 219522
Healthsonix Inc Com             COM      42226q102        3       10000    SH          Other                                 10000
Hewlett Packard                 COM      428236103      886       19850    SH          Sole                                  19850
Home Depot Inc                  COM      437076102     2928       74405    SH          Sole                22025             52380
Honeywell International         COM      438516106      283        5030    SH          Sole                 4830               200
Hong Kong & China Gqs Lt Adr    COM      438550204       45       21153    SH          Sole                                  21153
Industrial Select Sector ETF    COM      81369Y704     8196      209951    SH          Sole                   50            209901
Intel Corp                      COM      458140100     2770      116676    SH          Sole                  200            116476
International Bus Mach          COM      459200101     6217       59070    SH          Sole                16150             42920
                                                       1324       12580    SH          Other                                 12580
Ishares MSCI EAFE Index         COM      464287465    12636      156449    SH          Sole                 2720            153799
Ishares MSCI Japan              COM      464286848     5950      410035    SH          Sole                34100            375935
                                                         15        1000    SH          Other                                  1000
Ishares Tr Dj Us Bas Matl       COM      464287838      275        3920    SH          Sole                                   3920
Ishares Tr Dj Us Tech Sec       COM      464287721     1327       22290    SH          Sole                 8950             13340
Ishares Tr MSCI Emerg Mkt       COM      464287234     2233       16965    SH          Sole                   25             16965
Ishares Tr Russell 1000         COM      464287622      665        8150    SH          Sole                                   8150
Ishares Tr Russell 1000 Grw     COM      464287614     5484       92620    SH          Sole                 1400             91370
JP Morgan Chase                 COM      46625H100     2765       57063    SH          Sole                25094             31969
                                                        315        6500    SH          Other                                  6500
Jabil Circuit Inc               COM      466313103     2134     96688.5    SH          Sole              74038.5             22850
Johnson & Johnson               COM      478160104    15008    243562.5    SH          Sole             67807.51            175830
                                                       1035       16798    SH          Other                                 16798
Kimberly-Clark Corp             COM      494368103      875       13080    SH          Sole                                  13080
Kohls Corp                      COM      500255104     1850       26045    SH          Sole                21980              4110
Kraft Foods Inc Cl A            COM      50075n104      132        3745    SH          Sole                 1037              2708
                                                         73        2076    SH          Other                                  2076
Liberty Global A                COM      530555101      289        7045    SH          Sole                 7045
Lowes Cos Inc                   COM      548661107      206        6728    SH          Sole                                   6728
Marriott Intl                   COM      571903202     1953    45157.73    SH          Sole             32287.73             12870



                                                                                                               Voting Authority
                                                                                                               ----------------
                              Title                    Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer               of class     CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers    Sole      Shared   None
-------------------------    --------   ---------    --------   -------   ---  ----  -------  --------    ----      ------   ----

Marsh Mclennan                  COM      571748102      282        9125    SH          Sole                                   9125
Medtronic Inc                   COM      585055106     8225    158591.9    SH          Sole              53464.9            105252
Merck & Co. Inc                 COM      589331107     1255       25200    SH          Sole                 2300             22900
Mettler Toledo Intl Com         COM      592688105     1017       10646    SH          Other                                 10646
Microsoft Corp                  COM      594918104     9152      310549    SH          Sole               106912            203987
                                                         21         700    SH          Other                                   700
Moodys Corp Com                 COM      615369105      498        8000    SH          Sole                                   8000
Morgan Stanley                  COM      617446448      479        5710    SH          Sole                                   5710
Nokia Corp Adr                  COM      654902204     4162      148065    SH          Sole                78080             70185
Northern Trust                  COM      665859104      488        7600    SH          Sole                                   7600
Pennsylvania Pwr & Lt Com       COM      69351T106      496       10600    SH          Sole                                  10600
Pepsico Inc                     COM      713448108     1162       17920    SH          Sole                                  17920
Pfizer Inc                      COM      717081103     3291      128700    SH          Sole                33200             95500
Pharmaceutical Prod             COM      717124101     5124    133888.8    SH          Sole             35318.83             98655
Powershares QQQ Trust Unit Ser  COM      73935a104    11405      239600    SH          Sole                 2600            237100
Procter & Gamble                COM      742718109     8040    131393.7    SH          Sole             37316.67             94227
S&P 400 Midcap                  COM      595635103    17714      108708    SH          Sole                                 108708
S&P 500 Spdr Tr Unit            COM      78462F103    19518      129750    SH          Sole                 1450            128600
S&P 600 Smlcap                  COM      464287804     4472       62895    SH          Sole                                  62895
Schlumberger                    COM      806857108    11796    138875.3    SH          Sole              42700.3             96205
                                                        408        4800    SH          Other                                  4800
Schwab Charles Cp New Com       COM      808513105      501       24423    SH          Sole                                  24423
Staples Inc                     COM      855030102     3911      164831    SH          Sole                94992             70144
Starbucks Corp                  COM      855244109     5335      203320    SH          Sole                52375            151070
State St Corp                   COM      857477103    16916    247311.7    SH          Sole             75588.67            171798
                                                        141        2059    SH          Other                                  2059
Streettracks Gold Tr Gold Shs   COM      863307104     1234       19200    SH          Sole                 1500             17700
Stryker Corp                    COM      863667101     3822    60583.13    SH          Sole             26625.13             34008
Sysco Corp                      COM      871829107     1127     34160.1    SH          Sole              30445.1              3715
Target Corp Com                 COM      87612E106      310        4875    SH          Sole                                   4875
Technology Sector ETF           COM      81369y803     1179       46050    SH          Sole                                  46050
Texas Instruments Inc           COM      882508104     6051      160790    SH          Sole                66525             94490
Transocean Inc                  COM      G90078109     3980       37550    SH          Sole                 6000             31550
Tyco Electronics Ltd Com New    COM      G9144P105      307        7850    SH          Sole                 1250              6600
Tyco Intl Ltd                   COM      902124106      421        7850    SH          Sole                 1250              6600
Union Pac Corp                  COM      907818108      360        3129    SH          Sole                  150              2979
Utilities Select Sector Spdr    COM      81369Y886     1585       40050    SH          Sole                 4500             35550
Viacom Inc New Cl B             COM      92553p201     2791       67040    SH          Sole                52905             14260
Wal Mart Stores                 COM      931142103      423        8800    SH          Sole                                   8800
Walgreen Co                     COM      931422109    10585      243101    SH          Sole                61367            181929
                                                         15         350    SH          Other                                   350
Weatherford Intl                COM      G95089101     6398      115825    SH          Sole                39663             76337
Wells Fargo                     COM      949746101     2375    67518.13    SH          Sole             44073.13             23595
Whole Foods Mkt Inc             COM      966837106     3630    94780.65    SH          Sole             34334.52          60521.13
Wyeth                           COM      983024100     1588       27686    SH          Sole                 2975             24711
                                                         34         600    SH          Other                                   600
Zimmer Hldgs Inc Com            COM      98956P102      607        7156    SH          Sole                 5056              2100
Dime Bancorp Inc New Wt Exp 0   warrants 25429q110        4       14250    SH          Sole                                  14250
REPORT SUMMARY                     146 DATA RECORDS  505469                       0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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